Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	179,069
Proposed Maximum Offering Price per Unit	4.91
Maximum Aggregate Offering Price	$ 879,228.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 121.43
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) also covers any additional shares of Inogen, Inc.'s (the “Registrant”) common stock, par value $0.001 per share (“Common Stock”), that may become issuable under the Inogen, Inc. 2014 Employee Stock Purchase Plan (the “2014 ESPP”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or other similar transaction.

(2)

Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $4.91, which is 85% of the average of the high and low prices of shares of Common Stock on The Nasdaq Global Select Market on February 25, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission). Pursuant to the 2014 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the Common Stock on (i) the first trading day of the offering period or (ii) the exercise date.

(3)	The Registrant does not have any fee offsets.
(4)

Represents an automatic increase in the number of shares of Common Stock reserved for issuance pursuant to future awards under the 2014 ESPP as a result of the annual evergreen increase under the 2014 ESPP.